RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

Apart from those discussed elsewhere in these condensed consolidated financial statements, the following are significant related party transactions entered into between the Company and its related parties at agreed rates:

	As of
	June 30, 2024	December 31, 2023
	USD’000	USD’000
Liping Huang (CEO’s spouse)	489	500
Lei Deng (legal representative of one of the subsidiaries)	270	277
Xiaorong Yang (legal representative of one of the subsidiaries)	527	539
Total	1,286	1,316

	As of
	June 30, 2024	December 31, 2023
	USD’000	USD’000
Amounts owed from related parties	53	78

As of June 30, 2024 and December 31, 2023, the Company had due to CEO of $ 53,000 and $ 78,000.